GENERAL (Schedule of Sale of the Video Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of operations from discontinued operations:
Net income (loss) from discontinued operations (Note 1(c))		$ (51)	$ 5,399
Loss per share from discontinued operations Basic and Diluted	$ 0.00	$ 0.00	$ 1.65
Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operations			8,000
Gain on sale of discontinued operations			6,300
The percentage of revenues the company is to receive from buyer pursuant to earn-out mechanism			45.00%
The minimum amount of revenues that the Seller must earn in the year following the closing of the sale, before the Company can receive any earn-out provision payments			14,000
Results of operations from discontinued operations:
Revenues			4,457
Operating income			2,874
Costs and expenses		51	3,779
Other Income			6,304
Net income (loss) from discontinued operations (Note 1(c))		(51)	5,399
Loss per share from discontinued operations Basic and Diluted		$ 0.00	$ 0.33
Assets:
Other accounts receivable	980	980
Total assets	980	980
Liabilities:
Other accounts payable and accrued expenses	2,563	2,990
Total liabilities	$ 2,563	$ 2,990